John Hancock
High Yield Fund
Quarterly portfolio holdings 2/29/2020

Fund’s investments
As of 2-29-20 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 87.3%				$926,086,765
(Cost $924,921,627)
Communication services 21.3%				225,717,590
Diversified telecommunication services 2.9%
CenturyLink, Inc. (A)	5.125	12-15-26	4,530,000	4,563,975
Consolidated Communications, Inc.	6.500	10-01-22	3,140,000	3,022,250
GCI LLC (A)	6.625	06-15-24	3,085,000	3,268,187
GCI LLC	6.875	04-15-25	6,130,000	6,316,475
Intelsat Jackson Holdings SA	5.500	08-01-23	2,185,000	1,879,100
Intelsat Jackson Holdings SA (A)	8.500	10-15-24	4,115,000	3,600,625
Intelsat Luxembourg SA	8.125	06-01-23	3,850,000	1,617,000
Level 3 Financing, Inc. (A)	4.625	09-15-27	4,965,000	5,064,300
Radiate Holdco LLC (A)	6.625	02-15-25	1,910,000	1,914,775
Entertainment 2.9%
AMC Entertainment Holdings, Inc.	6.125	05-15-27	8,000,000	6,400,000
Lions Gate Capital Holdings LLC (A)	6.375	02-01-24	7,600,000	7,448,000
Netflix, Inc. (A)	4.875	06-15-30	4,305,000	4,536,609
Netflix, Inc. (A)	5.375	11-15-29	2,350,000	2,554,920
Netflix, Inc.	5.875	11-15-28	6,210,000	6,981,903
Netflix, Inc.	6.375	05-15-29	2,500,000	2,890,625
Interactive media and services 1.3%
Match Group, Inc. (A)	4.125	08-01-30	3,925,000	3,845,323
Match Group, Inc. (A)	5.625	02-15-29	2,000,000	2,112,500
Match Group, Inc.	6.375	06-01-24	3,877,000	4,008,314
National CineMedia LLC (A)	5.875	04-15-28	2,900,000	2,963,206
Twitter, Inc. (A)	3.875	12-15-27	682,000	696,493
Media 8.8%
Altice Financing SA (A)	5.000	01-15-28	3,000,000	2,940,000
Altice Financing SA (A)	7.500	05-15-26	3,045,000	3,205,015
Cablevision Systems Corp.	5.875	09-15-22	2,415,000	2,536,112
CCO Holdings LLC (A)	5.000	02-01-28	9,705,000	10,093,200
CCO Holdings LLC	5.125	02-15-23	6,280,000	6,327,100
CCO Holdings LLC (A)	5.125	05-01-27	6,715,000	6,981,586
CSC Holdings LLC (A)	5.375	02-01-28	6,425,000	6,684,120
CSC Holdings LLC (A)	5.500	04-15-27	5,430,000	5,715,075
CSC Holdings LLC (A)	5.750	01-15-30	4,500,000	4,758,750
DISH DBS Corp.	5.875	07-15-22	5,850,000	6,104,183
Front Range BidCo, Inc. (A)	4.000	03-01-27	2,900,000	2,816,625
Front Range BidCo, Inc. (A)	6.125	03-01-28	2,320,000	2,288,100
LCPR Senior Secured Financing DAC (A)	6.750	10-15-27	2,400,000	2,523,840
MDC Partners, Inc. (A)	6.500	05-01-24	11,030,000	10,064,875
Sirius XM Radio, Inc. (A)	4.625	07-15-24	3,350,000	3,453,683
Sirius XM Radio, Inc. (A)	5.375	04-15-25	5,250,000	5,385,608
WMG Acquisition Corp. (A)	5.500	04-15-26	3,735,000	3,903,075
Ypso Finance Bis SA (A)	6.000	02-15-28	2,890,000	2,781,625
Ypso Finance Bis SA (A)	10.500	05-15-27	4,070,000	4,613,060
Wireless telecommunication services 5.4%
SoftBank Group Corp.	5.125	09-19-27	2,000,000	2,036,535
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) (B)	6.875	07-19-27	5,917,000	5,709,905
Sprint Communications, Inc.	6.000	11-15-22	4,980,000	5,341,548
Sprint Communications, Inc.	7.000	08-15-20	3,265,000	3,330,300
Sprint Communications, Inc.	11.500	11-15-21	1,600,000	1,828,000
2	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Wireless telecommunication services (continued)
Sprint Corp.	7.125	06-15-24	6,675,000	$7,581,665
Sprint Corp.	7.250	09-15-21	4,800,000	5,094,480
Sprint Corp.	7.875	09-15-23	2,250,000	2,572,493
T-Mobile USA, Inc.	4.750	02-01-28	4,225,000	4,399,281
T-Mobile USA, Inc.	6.500	01-15-26	11,020,000	11,601,856
United States Cellular Corp.	6.700	12-15-33	6,500,000	7,361,315
Consumer discretionary 8.7%				92,296,507
Auto components 0.2%
Dealer Tire LLC (A)	8.000	02-01-28	1,900,000	1,904,750
Automobiles 0.4%
Mclaren Finance PLC (A)	5.750	08-01-22	5,075,000	4,619,276
Diversified consumer services 1.3%
Garda World Security Corp. (A)	4.625	02-15-27	3,095,000	3,056,313
Sotheby's (A)	7.375	10-15-27	7,080,000	7,080,000
Stena International SA (A)	6.125	02-01-25	3,400,000	3,400,000
Hotels, restaurants and leisure 4.7%
Connect Finco SARL (A)	6.750	10-01-26	5,940,000	6,043,950
Eldorado Resorts, Inc.	6.000	09-15-26	2,010,000	2,180,850
Eldorado Resorts, Inc.	7.000	08-01-23	9,595,000	9,907,797
International Game Technology PLC (A)	6.500	02-15-25	4,660,000	5,044,450
MGM Resorts International	6.000	03-15-23	4,110,000	4,423,388
New Red Finance, Inc. (A)	4.375	01-15-28	2,395,000	2,383,025
Twin River Worldwide Holdings, Inc. (A)	6.750	06-01-27	5,635,000	5,870,571
Waterford Gaming LLC (A)(C)(D)	8.625	09-15-14	1,585,205	0
Wyndham Destinations, Inc. (A)	4.625	03-01-30	2,557,000	2,557,511
Wyndham Destinations, Inc.	6.350	10-01-25	8,825,000	9,663,375
Yum! Brands, Inc. (A)	4.750	01-15-30	1,625,000	1,686,116
Household durables 0.2%
Taylor Morrison Communities, Inc. (A)	6.000	09-01-23	2,600,000	2,683,980
Leisure products 0.8%
Diamond Sports Group LLC (A)	5.375	08-15-26	4,512,000	4,160,154
Diamond Sports Group LLC (A)	6.625	08-15-27	4,956,000	4,014,360
Specialty retail 1.1%
Asbury Automotive Group, Inc. (A)	4.500	03-01-28	720,000	721,440
Asbury Automotive Group, Inc. (A)	4.750	03-01-30	1,480,000	1,505,900
F-Brasile SpA (A)	7.375	08-15-26	1,400,000	1,487,500
Group 1 Automotive, Inc. (A)	5.250	12-15-23	7,830,000	7,901,801
Consumer staples 2.7%				28,661,661
Food products 2.7%
Darling Ingredients, Inc. (A)	5.250	04-15-27	2,400,000	2,520,000
JBS Investments II GmbH (A)	5.750	01-15-28	2,430,000	2,539,350
Kraft Heinz Foods Company	6.750	03-15-32	4,599,000	5,735,639
Post Holdings, Inc. (A)	5.500	03-01-25	2,655,000	2,763,855
Post Holdings, Inc. (A)	5.625	01-15-28	3,400,000	3,553,714
Post Holdings, Inc. (A)	5.750	03-01-27	2,795,000	2,908,603
Simmons Foods, Inc. (A)	5.750	11-01-24	4,900,000	4,851,000
Simmons Foods, Inc. (A)	7.750	01-15-24	3,575,000	3,789,500
Energy 12.6%				133,779,436
Energy equipment and services 2.4%
Archrock Partners LP	6.000	10-01-22	8,175,000	8,182,358
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND	3

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Energy equipment and services (continued)
CSI Compressco LP	7.250	08-15-22	9,655,000	$8,683,475
CSI Compressco LP (A)	7.500	04-01-25	2,500,000	2,456,250
Tervita Corp. (A)	7.625	12-01-21	4,385,000	4,428,850
Transocean, Inc. (A)	8.000	02-01-27	2,725,000	2,282,188
Oil, gas and consumable fuels 10.2%
Aker BP ASA (A)	4.750	06-15-24	4,560,000	4,745,153
Cheniere Corpus Christi Holdings LLC	7.000	06-30-24	6,245,000	7,068,839
Cheniere Energy Partners LP (A)	4.500	10-01-29	6,570,000	6,282,891
Chesapeake Energy Corp.	7.500	10-01-26	5,500,000	1,650,000
Chesapeake Energy Corp.	8.000	06-15-27	3,065,000	919,500
Citgo Holding, Inc. (A)	9.250	08-01-24	1,710,000	1,778,400
DCP Midstream LP (7.375% to 12-15-22, then 3 month LIBOR + 5.148%) (B)	7.375	12-15-22	6,500,000	5,915,000
DCP Midstream Operating LP	5.375	07-15-25	7,300,000	7,646,896
Denbury Resources, Inc. (A)	7.500	02-15-24	3,475,000	2,069,363
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	4,135,000	4,341,750
Endeavor Energy Resources LP (A)	5.750	01-30-28	3,500,000	3,420,200
Energy Transfer Operating LP	5.500	06-01-27	6,240,000	7,064,668
Energy Transfer Operating LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (B)	7.125	05-15-30	5,345,000	5,051,025
MPLX LP (A)	5.250	01-15-25	5,385,000	5,674,301
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (B)	6.875	02-15-23	4,400,000	4,246,000
Parkland Fuel Corp. (A)	5.875	07-15-27	4,700,000	4,829,156
Parsley Energy LLC (A)	4.125	02-15-28	4,530,000	4,246,875
Parsley Energy LLC (A)	5.375	01-15-25	2,690,000	2,690,054
Parsley Energy LLC (A)	5.625	10-15-27	5,295,000	5,248,669
PBF Holding Company LLC (A)	6.000	02-15-28	4,265,000	4,211,688
PBF Holding Company LLC	7.250	06-15-25	5,105,000	5,249,625
Targa Resources Partners LP	6.875	01-15-29	6,145,000	6,628,919
WPX Energy, Inc.	4.500	01-15-30	1,525,000	1,455,918
WPX Energy, Inc.	5.250	09-15-24	5,285,000	5,311,425
Financials 10.5%				111,293,074
Banks 5.4%
Bank of America Corp. (6.100% to 3-17-25, then 3 month LIBOR + 3.898%) (B)	6.100	03-17-25	9,700,000	10,753,517
BNP Paribas SA (7.000% to 8-16-28, then 5 Year U.S. Swap Rate + 3.980%) (A)(B)	7.000	08-16-28	4,970,000	5,727,925
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) (A)(B)	8.125	12-23-25	4,215,000	4,980,251
Freedom Mortgage Corp. (A)	8.125	11-15-24	7,040,000	6,776,000
Freedom Mortgage Corp. (A)	8.250	04-15-25	3,940,000	3,731,968
HSBC Holdings PLC (6.500% to 3-23-28, then 5 Year ICE Swap Rate + 3.606%) (B)	6.500	03-23-28	5,825,000	6,356,531
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (B)	6.500	04-16-25	9,505,000	10,088,607
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) (A)(B)	7.375	09-13-21	4,165,000	4,354,508
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (B)	5.875	06-15-25	3,600,000	3,987,000
Capital markets 0.8%
Atotech Alpha 2 BV (8.750% Cash or 9.500% PIK) (A)	8.750	06-01-23	4,400,000	4,411,000
Credit Suisse Group AG (7.500% to 7-17-23, then 5 Year U.S. Swap Rate + 4.600%) (A)(B)	7.500	07-17-23	3,685,000	3,977,773
Stearns Holdings LLC (A)	5.000	11-05-24	109,094	72,548
4	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Consumer finance 1.5%
Avation Capital SA (A)	6.500	05-15-21	2,240,000	$2,227,008
Enova International, Inc. (A)	8.500	09-01-24	1,635,000	1,539,630
Enova International, Inc. (A)	8.500	09-15-25	4,425,000	4,137,375
Springleaf Finance Corp.	6.625	01-15-28	4,195,000	4,604,013
Springleaf Finance Corp.	7.125	03-15-26	3,200,000	3,552,000
Diversified financial services 1.5%
Allied Universal Holdco LLC (A)	6.625	07-15-26	5,880,000	6,166,650
ASP AMC Merger Sub, Inc. (A)	8.000	05-15-25	4,150,000	2,707,875
Gogo Intermediate Holdings LLC (A)	9.875	05-01-24	5,000,000	5,086,000
Refinitiv US Holdings, Inc. (A)	8.250	11-15-26	2,125,000	2,339,625
Mortgage real estate investment trusts 0.6%
Starwood Property Trust, Inc.	5.000	12-15-21	6,315,000	6,244,083
Thrifts and mortgage finance 0.7%
Ladder Capital Finance Holdings LLLP (A)	5.875	08-01-21	4,360,000	4,398,150
Nationstar Mortgage Holdings, Inc. (A)	6.000	01-15-27	3,025,000	3,073,037
Health care 10.0%				106,573,929
Health care providers and services 7.3%
Centene Corp. (A)	3.375	02-15-30	2,090,000	2,090,000
Centene Corp. (A)	4.625	12-15-29	1,665,000	1,781,550
Centene Corp. (A)	5.375	06-01-26	7,350,000	7,735,875
Centene Corp.	6.125	02-15-24	3,190,000	3,287,933
DaVita, Inc.	5.000	05-01-25	1,525,000	1,547,494
DaVita, Inc.	5.125	07-15-24	7,575,000	7,675,975
Encompass Health Corp.	4.500	02-01-28	1,565,000	1,582,685
Encompass Health Corp.	4.750	02-01-30	2,395,000	2,472,359
Encompass Health Corp.	5.750	11-01-24	2,354,000	2,374,786
HCA Healthcare, Inc.	6.250	02-15-21	660,000	685,608
HCA, Inc.	5.250	06-15-26	4,080,000	4,666,830
HCA, Inc.	5.375	02-01-25	9,840,000	10,878,120
HCA, Inc.	7.500	02-15-22	590,000	652,068
MEDNAX, Inc. (A)	5.250	12-01-23	8,070,000	7,898,513
MEDNAX, Inc. (A)	6.250	01-15-27	5,535,000	5,313,323
Select Medical Corp. (A)	6.250	08-15-26	5,390,000	5,747,088
Team Health Holdings, Inc. (A)	6.375	02-01-25	3,730,000	2,051,500
Tenet Healthcare Corp.	6.750	06-15-23	6,000,000	6,420,000
US Renal Care, Inc. (A)	10.625	07-15-27	2,790,000	2,824,875
Life sciences tools and services 0.2%
Charles River Laboratories International, Inc. (A)	4.250	05-01-28	1,760,000	1,771,088
Pharmaceuticals 2.5%
Bausch Health Americas, Inc. (A)	8.500	01-31-27	1,853,000	2,033,260
Bausch Health Americas, Inc. (A)	9.250	04-01-26	4,905,000	5,480,455
Bausch Health Companies, Inc. (A)	5.250	01-30-30	2,400,000	2,373,000
Bausch Health Companies, Inc. (A)	5.500	03-01-23	1,760,000	1,757,800
Bausch Health Companies, Inc. (A)	5.500	11-01-25	4,990,000	5,137,604
Bausch Health Companies, Inc. (A)	7.000	01-15-28	3,700,000	3,959,370
Catalent Pharma Solutions, Inc. (A)	5.000	07-15-27	1,540,000	1,603,525
Endo Finance LLC (A)	5.375	01-15-23	3,074,000	2,397,720
Mallinckrodt International Finance SA (A)	5.500	04-15-25	4,795,000	2,373,525
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND	5

	Rate (%)	Maturity date	Par value^	Value
Industrials 7.0%				$74,338,643
Aerospace and defense 0.6%
TransDigm, Inc. (A)	6.250	03-15-26	5,550,000	5,876,074
Airlines 0.4%
Virgin Australia Holdings, Ltd. (A)	8.125	11-15-24	4,625,000	4,012,188
Building products 0.9%
Builders FirstSource, Inc. (A)	5.000	03-01-30	1,500,000	1,500,720
Standard Industries, Inc. (A)	5.375	11-15-24	4,165,000	4,217,479
Standard Industries, Inc. (A)	6.000	10-15-25	3,960,000	4,138,200
Commercial services and supplies 1.6%
Cimpress PLC (A)	7.000	06-15-26	7,300,000	7,633,099
Clean Harbors, Inc. (A)	4.875	07-15-27	1,575,000	1,645,403
Clean Harbors, Inc. (A)	5.125	07-15-29	1,015,000	1,087,319
Harsco Corp. (A)	5.750	07-31-27	1,920,000	1,891,200
IAA, Inc. (A)	5.500	06-15-27	1,790,000	1,895,163
LSC Communications, Inc. (A)	8.750	10-15-23	5,845,000	3,209,899
Construction and engineering 0.3%
AECOM	5.125	03-15-27	2,750,000	2,841,493
Road and rail 1.4%
Uber Technologies, Inc. (A)	7.500	11-01-23	4,215,000	4,394,138
Uber Technologies, Inc. (A)	7.500	09-15-27	3,600,000	3,753,000
Uber Technologies, Inc. (A)	8.000	11-01-26	6,880,000	7,157,642
Trading companies and distributors 1.8%
Herc Holdings, Inc. (A)	5.500	07-15-27	5,610,000	5,819,814
United Rentals North America, Inc.	3.875	11-15-27	3,465,000	3,499,650
United Rentals North America, Inc.	4.000	07-15-30	5,750,000	5,591,300
United Rentals North America, Inc.	5.500	07-15-25	4,050,000	4,174,862
Information technology 4.9%				51,815,308
Communications equipment 1.1%
CommScope, Inc. (A)	5.500	03-01-24	3,500,000	3,550,680
CommScope, Inc. (A)	6.000	03-01-26	2,953,000	3,031,048
CommScope, Inc. (A)	8.250	03-01-27	5,500,000	5,548,125
Electronic equipment, instruments and components 0.8%
APX Group, Inc. (A)	6.750	02-15-27	3,000,000	2,908,140
TTM Technologies, Inc. (A)	5.625	10-01-25	5,800,000	5,916,000
IT services 0.5%
Banff Merger Sub, Inc. (A)	9.750	09-01-26	5,445,000	5,485,838
Semiconductors and semiconductor equipment 0.8%
Micron Technology, Inc.	4.663	02-15-30	2,000,000	2,206,506
Micron Technology, Inc.	5.327	02-06-29	5,000,000	5,739,169
Software 0.2%
Camelot Finance SA (A)	4.500	11-01-26	1,550,000	1,557,595
Technology hardware, storage and peripherals 1.5%
Dell International LLC (A)	8.350	07-15-46	3,800,000	5,163,084
Seagate HDD Cayman	4.750	06-01-23	3,855,000	4,071,587
Seagate HDD Cayman	4.875	06-01-27	3,295,000	3,513,345
Vericast Corp. (A)	8.375	08-15-22	3,700,000	3,124,191
Materials 5.1%				54,098,932
Chemicals 0.6%
Ashland LLC	6.875	05-15-43	2,710,000	3,163,925
The Scotts Miracle-Gro Company	4.500	10-15-29	2,910,000	3,011,850
6	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Materials (continued)
Containers and packaging 1.7%
ARD Finance SA (6.500% Cash or 7.250% PIK) (A)	6.500	06-30-27		2,195,000	$2,208,829
Ardagh Packaging Finance PLC (A)	5.250	08-15-27		3,810,000	3,872,103
Reynolds Group Issuer, Inc. (A)	7.000	07-15-24		5,350,000	5,400,183
Sealed Air Corp. (A)	4.000	12-01-27		3,650,000	3,631,750
Trivium Packaging Finance BV (A)	5.500	08-15-26		2,525,000	2,616,536
Metals and mining 2.2%
First Quantum Minerals, Ltd. (A)	7.250	05-15-22		7,600,000	7,486,000
Freeport-McMoRan, Inc.	3.875	03-15-23		1,000,000	1,005,300
Freeport-McMoRan, Inc.	4.250	03-01-30		2,950,000	2,775,950
Freeport-McMoRan, Inc.	5.000	09-01-27		2,850,000	2,813,007
Freeport-McMoRan, Inc.	5.250	09-01-29		2,850,000	2,879,925
Freeport-McMoRan, Inc.	5.450	03-15-43		3,050,000	2,958,500
Novelis Corp. (A)	4.750	01-30-30		3,455,000	3,395,574
Paper and forest products 0.6%
Norbord, Inc. (A)	5.750	07-15-27		2,880,000	3,016,800
Norbord, Inc. (A)	6.250	04-15-23		3,610,000	3,862,700
Real estate 1.8%					19,398,250
Equity real estate investment trusts 1.1%
Equinix, Inc.	5.875	01-15-26		3,400,000	3,593,392
GLP Capital LP	5.375	04-15-26		3,775,000	4,261,145
SBA Communications Corp. (A)	3.875	02-15-27		2,875,000	2,933,363
VICI Properties LP (A)	4.625	12-01-29		1,500,000	1,548,750
Real estate management and development 0.7%
Williams Scotsman International, Inc. (A)	7.875	12-15-22		6,790,000	7,061,600
Utilities 2.7%					28,113,435
Electric utilities 0.6%
Vistra Operations Company LLC (A)	5.625	02-15-27		5,630,000	5,770,750
Gas utilities 1.2%
AmeriGas Partners LP	5.500	05-20-25		2,900,000	2,950,808
AmeriGas Partners LP	5.625	05-20-24		4,150,000	4,314,755
AmeriGas Partners LP	5.750	05-20-27		5,150,000	5,356,000
Independent power and renewable electricity producers 0.9%
Clearway Energy Operating LLC (A)	4.750	03-15-28		2,750,000	2,798,125

NRG Energy, Inc.	6.625	01-15-27		6,640,000	6,922,997
Convertible bonds 0.9%					$9,817,527
(Cost $10,775,653)
Communication services 0.5%					4,924,215
Entertainment 0.2%
WildBrain, Ltd. (A)	5.875	09-30-24	CAD	3,655,000	2,124,243
Media 0.3%
DISH Network Corp.	3.375	08-15-26		2,900,000	2,799,972
Energy 0.0%					549,938
Oil, gas and consumable fuels 0.0%
Chesapeake Energy Corp.	5.500	09-15-26		2,100,000	549,938
Information technology 0.4%					4,343,374
Software 0.4%

Avaya Holdings Corp.	2.250	06-15-23		4,780,000	4,343,374
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND	7

	Rate (%)	Maturity date	Par value^	Value

Term loans (E) 5.3%				$55,856,169
(Cost $61,247,316)
Communication services 1.3%				13,137,435
Interactive media and services 0.6%
Ancestry.com Operations, Inc., 2019 Extended Term Loan B (1 month LIBOR + 4.250%)	5.860	08-27-26	2,163,724	1,936,533
Ancestry.com Operations, Inc., Non-Extended Term Loan B (1 month LIBOR + 3.750%)	5.360	10-19-23	4,292,660	3,949,247
Media 0.7%
LCPR Loan Financing LLC, Term Loan B (1 month LIBOR + 5.000%)	6.659	10-15-26	3,500,000	3,511,655
Pug LLC, USD Term Loan (3 month LIBOR + 3.500%)	5.168	01-29-27	4,000,000	3,740,000
Consumer discretionary 1.3%				13,695,410
Auto components 0.5%
American Tire Distributors, Inc., 2015 Term Loan (1 and 3 month LIBOR + 7.500%)	9.142	09-02-24	6,059,840	5,234,187
American Tire Distributors, Inc., PIK, Exit FILO Term Loan (1 month LIBOR + 6.000%)	7.928	09-01-23	71,963	70,614
Diversified consumer services 0.7%
Houghton Mifflin Harcourt Publishers, Inc., 2019 Term Loan B (3 month LIBOR + 6.250%)	7.891	11-22-24	7,500,000	7,453,125
Hotels, restaurants and leisure 0.0%
Fontainebleau Las Vegas LLC, Delayed Draw Term Loan (C)(D)	0.000	06-06-20	757,938	0
Fontainebleau Las Vegas LLC, Term Loan B (C)(D)	0.000	06-06-20	1,618,638	0
Specialty retail 0.1%
Nascar Holdings LLC, Term Loan B (1 month LIBOR + 2.750%)	4.389	10-19-26	943,617	937,484
Financials 0.5%				4,906,024
Capital markets 0.5%
Blackstone CQP Holdco LP, Term Loan B (3 month LIBOR + 3.500%)	5.408	09-30-24	2,388,000	2,333,673
Jane Street Group LLC, 2020 Term Loan (1 and 3 month LIBOR + 3.000%)	4.613	01-31-25	2,580,402	2,572,351
Industrials 0.7%				7,677,939
Aerospace and defense 0.6%
WP CPP Holdings LLC, 2018 Term Loan (1 and 3 month LIBOR + 3.750%)	5.530	04-30-25	6,868,287	6,667,939
Construction and engineering 0.1%
Rockwood Service Corp., 2020 Term Loan B (1 month LIBOR + 4.250%)	5.853	01-23-27	1,000,000	1,010,000
Information technology 1.2%				12,951,206
IT services 0.5%
NeuStar, Inc., 2nd Lien Term Loan (1 month LIBOR + 8.000%)	9.603	08-08-25	3,809,082	2,952,038
Presidio Holdings, Inc., 2020 Term Loan B (2 month LIBOR + 3.500%)	5.280	01-22-27	1,405,000	1,383,925
Travelport Finance Luxembourg Sarl, 2019 Term Loan (3 month LIBOR + 5.000%)	6.945	05-29-26	1,995,000	1,513,690
Semiconductors and semiconductor equipment 0.4%
GlobalFoundries, Inc., USD Term Loan B (3 month LIBOR + 4.750%)	6.750	06-05-26	3,980,000	3,820,800
Software 0.3%
Avaya, Inc., 2018 Term Loan B (1 month LIBOR + 4.250%)	5.900	12-15-24	3,459,505	3,280,753
Materials 0.0%				230,226
Construction materials 0.0%
Doncasters U.S. Finance LLC, 2nd Lien Term Loan (C)	0.000	10-09-20	2,361,293	230,226
8	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Real estate 0.3%				$3,257,929
Equity real estate investment trusts 0.3%

iStar, Inc., 2016 Term Loan B (1 month LIBOR + 2.750%)	4.407	06-28-23	3,270,192	3,257,929
Collateralized mortgage obligations 0.9%				$9,655,836
(Cost $6,631,179)
Commercial and residential 0.9%				9,655,836
BAMLL Commercial Mortgage Securities Trust Series 2015-200P, Class F (A)(F)	3.596	04-14-33	2,000,000	2,062,755
BBCMS Mortgage Trust Series 2018-TALL, Class E (1 month LIBOR + 2.437%) (A)(G)	4.096	03-15-37	1,160,000	1,161,449
BX Commercial Mortgage Trust Series 2018-BIOA, Class E (1 month LIBOR + 1.951%) (A)(G)	3.610	03-15-37	835,000	834,994
GS Mortgage Securities Trust Series 2016-RENT, Class E (A)(F)	4.067	02-10-29	1,780,000	1,796,488
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (A)	0.350	05-19-47	64,323,139	1,003,344
Series 2007-4, Class ES IO	0.350	07-19-47	67,158,477	974,664
Series 2007-6, Class ES IO (A)	0.343	08-19-37	59,869,500	850,752

MSCG Trust Series 2016-SNR, Class D (A)	6.550	11-15-34	943,500	971,390
Asset backed securities 0.4%				$4,478,744
(Cost $4,411,309)
Asset backed securities 0.4%				4,478,744
Driven Brands Funding LLC Series 2015-1A, Class A2 (A)	5.216	07-20-45	3,346,463	3,452,980
VB-S1 Issuer LLC Series 2016-1A, Class F (A)	6.901	06-15-46	1,000,000	1,025,764

	Shares	Value
Common stocks 0.1%		$910,752
(Cost $7,861,625)
Communication services 0.0%		0
Media 0.0%
Vertis Holdings, Inc. (D)(H)	560,094	0
Energy 0.0%		0
Energy equipment and services 0.0%
TPT Acquisition, Inc. (D)(H)	2,560	0
Information technology 0.1%		910,752
Software 0.1%

Avaya Holdings Corp. (H)	70,274	910,752
Preferred securities 3.3%		$35,087,387
(Cost $39,725,539)
Energy 0.4%		4,091,905
Energy equipment and services 0.1%
Nabors Industries, Ltd., 6.000%	33,000	491,040
Oil, gas and consumable fuels 0.3%
Energy Transfer Operating LP (7.600% to 5-15-24, then 3 month LIBOR + 5.161%)	154,411	3,600,865
Financials 0.7%		7,162,185
Banks 0.7%
GMAC Capital Trust I (3 month LIBOR + 5.785%), 7.477% (G)	280,870	7,162,185
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND	9

	Shares	Value
Industrials 0.0%		$636,684
Machinery 0.0%
Stanley Black & Decker, Inc., 5.250%	6,800	636,684
Information technology 0.7%		7,264,904
Semiconductors and semiconductor equipment 0.7%
Broadcom, Inc., 8.000%	7,025	7,264,904
Materials 0.1%		1,353,120
Construction materials 0.1%
Glasstech, Inc., Series A (D)(H)(I)	143	85,800
Glasstech, Inc., Series B (D)(H)(I)	4,475	1,267,320
Utilities 1.4%		14,578,589
Electric utilities 0.6%
NextEra Energy, Inc., 5.279%	105,750	4,807,575
The Southern Company, 6.750%	34,132	1,718,888
Multi-utilities 0.8%

Dominion Energy, Inc., 7.250%	47,383	4,745,407

DTE Energy Company, 6.250%	73,450	3,306,719
Warrants 0.0%		$80,773
(Cost $0)
Avaya Holdings Corp. (Expiration Date: 12-15-22; Strike Price: $25.55) (H)	64,618	80,773

	Rate (%)	Maturity date	Par value^	Value
Escrow certificates 0.1%				$478,034
(Cost $290,749)
Seventy Seven Energy, Inc. (D)(H)	6.500	07-15-22	3,130,000	0
Stearns Holdings LLC (A)(D)(H)	9.375	08-15-20	4,146,000	478,034

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.0%				$10,555,000
(Cost $10,554,839)
U.S. Government Agency 0.4%				4,037,000
Federal Agricultural Mortgage Corp. Discount Note	1.390	03-02-20	792,000	792,000
Federal Home Loan Bank Discount Note	1.320	03-02-20	3,245,000	3,245,000

	Par value^	Value
Repurchase agreement 0.6%		6,518,000
Barclays Tri-Party Repurchase Agreement dated 2-28-20 at 1.570% to be repurchased at $6,205,812 on 3-2-20, collateralized by $6,060,500 U.S. Treasury Notes, 1.875% due 6-30-26 (valued at $6,329,963)	6,205,000	6,205,000
Repurchase Agreement with State Street Corp. dated 2-28-20 at 0.550% to be repurchased at $313,014 on 3-2-20, collateralized by $315,000 U.S. Treasury Notes, 2.375% due 4-15-21 (valued at $321,783)	313,000	313,000

Total investments (Cost $1,066,419,836) 99.3%	$1,053,006,987
Other assets and liabilities, net 0.7%	7,738,687
Total net assets 100.0%	$1,060,745,674

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
CAD	Canadian Dollar

10	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Security Abbreviations and Legend
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $560,106,996 or 52.8% of the fund's net assets as of 2-29-20.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Non-income producing - Issuer is in default.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(H)	Non-income producing security.
(I)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to fund's investments.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 2-29-20:
United States	84.1%
Luxembourg	3.8%
Canada	3.4%
France	1.4%
Ireland	1.3%
Netherlands	1.2%
Cayman Islands	1.1%
United Kingdom	1.0%
Other countries	2.7%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND	11

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	410	Short	Jun 2020	$(54,346,558)	$(55,247,500)	$(900,942)
						$(900,942)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	2,286,432	CAD	3,037,396	TD	6/17/2020	$23,728	—
						$23,728	—
SWAPS
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
CITI	D.R. Horton, Inc.	5,000,000	USD	$5,000,000	1.000%	Quarterly	Dec 2024	$(102,090)	$(11,691)	$(113,781)
MSCS	AT&T, Inc.	5,000,000	USD	5,000,000	1.000%	Quarterly	Dec 2024	(28,121)	9,729	(18,392)
MSCS	Conagra Brands, Inc.	5,000,000	USD	5,000,000	1.000%	Quarterly	Dec 2024	(74,901)	31,443	(43,458)
MSCS	Halliburton Company	5,000,000	USD	5,000,000	1.000%	Quarterly	Dec 2024	(51,978)	16,635	(35,343)
MSCS	Southwest Airlines Company	5,000,000	USD	5,000,000	1.000%	Quarterly	Dec 2024	(128,382)	40,494	(87,888)
MSCS	Target Corp.	5,000,000	USD	5,000,000	1.000%	Quarterly	Dec 2024	(172,180)	1,734	(170,446)
MSCS	TWDC Enterprises 18 Corp.	5,000,000	USD	5,000,000	1.000%	Quarterly	Dec 2024	(182,939)	2,670	(180,269)
MSCS	United Parcel Service, Inc.	5,000,000	USD	5,000,000	1.000%	Quarterly	Dec 2024	(154,340)	20,456	(133,884)
				$40,000,000				$(894,931)	$111,470	$(783,461)

Derivatives Currency Abbreviations
CAD	Canadian Dollar
USD	U.S. Dollar

Derivatives Abbreviations
CITI	Citibank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
TD	The Toronto-Dominion Bank
12	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Futures contracts are typically valued at last traded price on the exchange on which they trade. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of February 29, 2020, by major security category or type:
	Total value at 2-29-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Corporate bonds	$926,086,765	—	$926,086,765	—
Convertible bonds	9,817,527	—	9,817,527	—
Term loans	55,856,169	—	55,856,169	—
Collateralized mortgage obligations	9,655,836	—	9,655,836	—
Asset backed securities	4,478,744	—	4,478,744	—
Common stocks	910,752	$910,752	—	—
Preferred securities	35,087,387	33,734,267	—	$1,353,120
Warrants	80,773	80,773	—	—
Escrow certificates	478,034	—	—	478,034
Short-term investments	10,555,000	—	10,555,000	—
Total investments in securities	$1,053,006,987	$34,725,792	$1,016,450,041	$1,831,154
Derivatives:
Assets
Forward foreign currency contracts	$23,728	—	$23,728	—
Liabilities
Futures	(900,942)	$(900,942)	—	—
Swap contracts	(783,461)	—	(783,461)	—
|	13

Restricted securities. The fund may hold restricted securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at February 29, 2020:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Glasstech, Inc., Series A	10-31-08	$449,145	144	—	(1)	143	0.0%*	$85,800
Glasstech, Inc., Series B	10-31-08	3,563,982	4,475	—	—	4,475	0.1%	1,267,320
								$1,353,120

*	Less than 0.05%.
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
14	|